Short-term Investments (Details)	12 Months Ended					12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2012 Short-term investments CNY	Dec. 31, 2013 Short-term investments Minimum	Dec. 31, 2012 Short-term investments Minimum	Dec. 31, 2013 Short-term investments Maximum	Dec. 31, 2012 Short-term investments Maximum	Dec. 31, 2013 Other short-term investments CNY	Dec. 31, 2012 Other short-term investments CNY	Dec. 31, 2012 Held-to-maturity securities - Fixed rate investments CNY
Short-term Investments
Short-term investments, effective yields (as a percent)						3.30%	4.00%	7.00%	4.75%
Cost	901,183,000	1,073,539,000		$ 148,865,000						901,183,000	120,504,000	953,035,000
Estimated Fair Value					1,073,539,000					901,183,000	120,504,000	953,035,000
Investment income related to short-term investments	35,800,000	42,900,000	13,100,000